Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Intangible Assets

	2018	2017

Patents and copyrights	$18,350	$19,324
Less accumulated amortization	(14,448)	(14,248)
	$3,902	$5,076

Schedule Of Future Amortization Expense

2019	$713
2020	520
2021	448
2022	406
2023	359
2024 and thereafter	1,456
Total	$3,902